Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Options Assumptions	12 Months Ended
Dec. 31, 2022
Schedule of Fair Value of Stock Options Assumptions [Abstract]
Weighted-average risk-free interest rate	1.27%
Expected term (in years)	5 years
Expected volatility	49.00%
Dividend yield	0.00%